Recapitalization and Contingent Earn-out Shares Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Recapitalization Disclosure Abstract
Recapitalization and Contingent Earn-out Shares Liability

Note 6 — Earn-out Shares Liability

The Company has a contingent obligation to issue 16.2 million shares (the “Earn-out Shares”) of Common Stock and grant 261,000 restricted stock units (“Earn-out RSUs”) to certain stockholders and employees upon the achievement of certain market share price milestones within specified periods following the Business Combination on August 20, 2021.

The Earn-out Shares will be issued in tranches based on the following conditions:

i. If the volume-weighted average closing share price (“VWAP”) of the Common Stock equals or exceeds $14.00 per share for any 10 trading days within any consecutive 20-trading day period between the merger closing date and the five year anniversary of such closing date (“Earn-out Period”), then the Company is required to issue an aggregate of 5.4 million shares (“Tranche 1 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 1 Earn-out Shares when the value per share of the Company is equal to or greater than $14.00 per share, but less than $20.00. If there is a change in control where the value per share of commons stock is less than $14.00, then the Earn-out Shares shall terminate prior to the end of the Earn-out Period and no common stock shall be issuable.

ii. If the VWAP of the Common Stock equals or exceeds $20.00 per share for any 10 trading days within any consecutive 20-trading day period during the Earn-out Period, then the Company is required to issue an aggregate of 5.4 million shares (“Tranche 2 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 2 Earn-out Shares when the value per share of the Company is equal to or greater than $20.00 per share, but less than $25.00.

iii. If the VWAP of the Common Stock equals or exceeds $25.00 per share for any 10 trading days within any consecutive 20-trading day period during the Earn-out Period, then the Company is required to issue an aggregate of 5.4 million shares (“Tranche 3 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 3 Earn-out Shares when the valuer per share of the Company is equal to or greater than $25.00 per share.

Pursuant to the guidance under ASC 815, Derivatives and Hedging, the right to Earn-out Shares was classified as a Level 3 fair value measurement liability, and the increase or decrease in the fair value during the reporting period is recognized in the condensed consolidated statement of operations accordingly. The fair value of the Earn-out Shares liability was estimated using the Monte Carlo simulation of the stock prices based on historical and implied market volatility of a peer group of public companies.

As of March 31, 2023 and December 31, 2022, the fair value of the Earn-out Shares liability was estimated to be $0.6 million and $0.6 million, respectively. The Company recognized a loss on the change in fair value in Earn-out Shares liability of $52,000 and gain of $2.6 million in its consolidated statements of operations and comprehensive loss for the three months ended March 31, 2023 and 2022, respectively.

The allocated fair value to the Earn-out RSU component, which is covered by ASU 718, Compensation – Stock Compensation, is recognized as stock-based compensation expense over the vesting period commencing on the grant date of the award.

Note 7 – Recapitalization and Contingent Earn-out Shares Liability

Recapitalization

As discussed in Note 1 – Description of Business, on August 20, 2021, Legacy Xos and NextGen consummated the Business Combination contemplated by the Merger Agreement. Xos has been determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	Legacy Xos stockholders had the largest voting interest in the post-combination company;

●	The Company’s board of directors is authorized to be up to nine members and had six members designated at the time of closing, and Legacy Xos had the ability to nominate the majority of the members of the Company’s board of directors as of the Closing;

●	Legacy Xos management holds executive management roles (including Chief Executive Officer, Chief Operating Officer, Chief Financial Officer, and Chief Technology Officer, among others) for the post-combination company and is responsible for the day-to-day operations;

●	The post-combination company assumed the Xos name: “Xos, Inc.”; and

●	The intended strategy of the post-combination entity continued Legacy Xos’ strategy of being a leader in the electric vehicle industry.

Accordingly, all historical financial information presented in these combined and consolidated financial statements represents the accounts of Legacy Xos and its wholly owned subsidiaries “as if” Legacy Xos is the predecessor and legal successor. The historical operations of Legacy Xos are deemed to be those of the Company. No step-up basis of intangible assets or goodwill was recorded in the business combination transaction consistent with the treatment of the transaction as a reverse capitalization.

In connection with the Business Combination, each share of common stock, par value $0.0001 per share, issued by Legacy Xos prior to the Business Combination (“Legacy Xos Common Stock”) and preferred stock, par value $0.0001 per share, issued by Legacy Xos prior to the Business Combination (“Legacy Xos Preferred Stock”) issued and outstanding immediately prior to the Business Combination (with each share of Legacy Xos Preferred Stock being treated as if it were converted into Legacy Xos Common Stock immediately prior to the Business Combination) converted into the right to receive 1.956440 shares (the “Exchange Ratio”) of Common Stock.

Also, in connection with the Business Combination, the following occurred:

●	the merger of Legacy Xos into a wholly owned subsidiary of NextGen, with Legacy Xos surviving the merger as a wholly owned subsidiary of NextGen, with the combined company is referred to as “Xos”;

●	142,584,621 shares of Common Stock issued, including: (i) the Legacy Xos’ Common Stock, and (ii) Legacy Xos’ Preferred Stock, including the exercise and conversion of Legacy Xos’ Preferred Stock warrant (as if the Legacy Xos Preferred Stock had converted into the Legacy Xos’ Common Stock immediately prior to the reverse merger);

●	the issuance and sale of 19,600,000 shares of Common Stock (PIPE investment) for a purchase price of $10.00 per share and an aggregate purchase price of $196.0 million (which excludes the sale of 2,000,000 shares in the aggregate for a purchase price of $10.00 per share and an aggregate purchase price of $20.0 million pursuant to an offering of Common Stock by the founders of Legacy Xos). On the Closing Date, one of the PIPE Investors, Grantchester C Change, LLC., did not fund their $4.0 million committed amount under the binding Subscription Agreement.;

●	the settlement of the outstanding underwriting fees incurred in connection with the initial public offering of NextGen on October 9, 2020, for which the final cash amount owed was $11.2 million;

●	the settlement of the direct and incremental transaction costs incurred prior to, or concurrent with, the closing of the business combination in the amount of $44.2 million, which are recorded as reduction to additional paid-in capital;

●	the recognition of contingent earn-out shares provision as liability with a fair value of $101.7 million on the day of the merger consummation; and,

●	the assumption of the Public Warrants (12,499,964 units) and Private Placement Warrants (6,333,334 units) at fair value of $17.9 million on the day of merger consummation.

The net proceeds from the Business Combination, as reported in the consolidated statement of cash flows within the financing section for the year ended December 31, 2021, is as follows (in thousands):

Cash from NextGen trust, net of redemptions	$76,145
Cash from PIPE investment	196,000
Less: fees paid to the underwriters, including NextGen’s IPO underwriters	(24,285)
Less: other transaction costs	(31,139)
Net cash received from the business combination	$216,721

The number of shares of Common Stock issued in connection with the transaction follows:

Third party PIPE investors	19,600,000
NextGen sponsor and related parties	7,613,884
NextGen public shareholders	9,375,000
Xos stockholders	125,595,737
Total shares of Common Stock issued in the Business Combination	162,184,621

Contingent Earn-out Shares Liability

The Company has a contingent obligation to issue 16.2 million shares (the “Earn-out Shares”) of Common Stock and grant 261,000 restricted stock units (“Earn-out RSUs”) to certain stockholders and employees upon the achievement of certain market share price milestones within specified periods following the Business Combination on August 20, 2021.

The Earn-out Shares will be issued in tranches based on the following conditions:

i.	If the volume-weighted average closing share price (“VWAP”) of the Common Stock equals or exceeds $14.00 per share for any 10 trading days within any consecutive 20-trading day period between the merger closing date and the five year anniversary of such closing date (“Earn-out Period”), then the Company is required to issue an aggregate of 5.4 million shares (“Tranche 1 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 1 Earn-out Shares when the value per share of the Company is equal to or greater than $14.00 per share, but less than $20.00. If there is a change in control where the value per share of commons stock is less than $14.00, then the Earn-out Shares shall terminate prior to the end of the Earn-out Period and no Common Stock shall be issuable.

ii.	If the VWAP of the Common Stock equals or exceeds $20.00 per share for any 10 trading days within any consecutive 20-trading day period during the Earn-out Period, then the Company is required to issue an aggregate of 5.4 million shares (“Tranche 2 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 2 Earn-out Shares when the value per share of the Company is equal to or greater than $20.00 per share, but less than $25.00.

iii.	If the VWAP of the Common Stock equals or exceeds $25.00 per share for any 10 trading days within any consecutive 20-trading day period during the Earn-out Period, then the Company is required to issue an aggregate of 5.4 million shares (“Tranche 3 Earn-out Shares”) of Common Stock to holders with the contingent right to receive Earn-out Shares (excluding any Earn-out RSUs). If after Closing and during the Earn-out Period, there is a Change in Control (as defined in the Merger Agreement), the Company is required to issue Tranche 3 Earn-out Shares when the valuer per share of the Company is equal to or greater than $25.00 per share.

Pursuant to the guidance under ASC 815, Derivatives and Hedging, the right to Earn-out Shares was classified as a Level 3 fair value measurement liability, and the increase or decrease in the fair value during the reporting period is recognized in the consolidated statements of operations and comprehensive income (loss) accordingly. The fair value of the Earn-out Shares liability was estimated using the Monte Carlo simulation of the stock prices based on historical and implied market volatility of a peer group of public companies.

As of August 20, 2021, the initial fair value of the Earn-out Shares liability was recognized at $101.7 million with a corresponding reduction from the additional paid-in capital in stockholders’ (deficit) equity. As of December 31, 2022 and 2021, the fair value of the Earn-out Shares liability was estimated to be $0.6 million and $29.2 million, respectively. The Company recognized a gain on the change in fair value in Earn-out Shares liability of $28.7 million and $72.5 million in its consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2022 and 2021, respectively.

The allocated fair value to the Earn-out RSU component, which is covered by ASU 718, Compensation – Stock Compensation, is recognized as stock-based compensation expense over the vesting period commencing on the grant date of the award.